Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Retirement Plans [Abstract]
Defined Contribution Plan, Cost Recognized	$ 26	$ 26	$ 23
Deferred Compensation Liability, Classified, Noncurrent	282	234
Defined Benefit Pension Plan, Liabilities, Noncurrent	17	16
Defined Benefit Plan, Settlements, Benefit Obligation			31
Pension settlement charges			$ 13